Operating Segments Information - Summary of Geographical Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2024 USD ($)
Disclosure of geographical areas [line items]
Operating revenue	$ 595,409,585	$ 18,158,267	$ 581,914,471	$ 670,872,643
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	416,919,169		369,608,094		$ 12,714,827
United States [Member]
Disclosure of geographical areas [line items]
Operating revenue	358,708,176	10,939,560	370,306,818	446,484,639
Taiwan [member]
Disclosure of geographical areas [line items]
Operating revenue	89,274,839	2,722,624	70,492,517	83,655,142
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	291,081,213		258,813,497		8,877,134
Asia [Member]
Disclosure of geographical areas [line items]
Operating revenue	82,989,985	2,530,954	75,316,422	75,991,902
Europe [Member]
Disclosure of geographical areas [line items]
Operating revenue	63,429,243	1,934,408	65,026,966	63,542,468
China [member]
Disclosure of geographical areas [line items]
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	70,968,611		66,660,391		2,164,337
Other geographical areas [member]
Disclosure of geographical areas [line items]
Operating revenue	1,007,342	$ 30,721	771,748	$ 1,198,492
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	$ 54,869,345		$ 44,134,206		$ 1,673,356